CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				24 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Dec. 31, 2013 Inventergy Inc [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jan. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]
REVENUE
Products	$ 3,626,000	$ 4,066,000	$ 8,112,000	$ 8,650,000	$ 17,396,000	$ 17,325,000				$ 7,598,000	$ 8,618,000	$ 17,134,000	$ 17,326,000
Services	1,007,000	863,000	1,802,000	1,665,000	3,190,000	3,346,000				1,802,000	1,665,000	3,190,000	3,344,000
Net revenue	4,633,000	4,929,000	9,914,000	10,315,000	20,586,000	20,671,000	0		0	9,400,000	10,283,000	20,324,000	20,670,000
Licensing revenues								0
COST OF REVENUE
Products	2,844,000	3,331,000	6,294,000	6,940,000	13,854,000	13,424,000				5,821,000	6,906,000	13,596,000	13,408,000
Services	836,000	504,000	1,422,000	976,000	1,926,000	2,255,000				1,422,000	976,000	1,926,000	2,270,000
Cost of revenue	3,680,000	3,835,000	7,716,000	7,916,000	15,780,000	15,679,000				7,243,000	7,882,000	15,522,000	15,678,000
Gross profit	953,000	1,094,000	2,198,000	2,399,000	4,806,000	4,992,000				2,157,000	2,401,000	4,802,000	4,992,000
OPERATING EXPENSE
Selling, general and administrative	1,539,000	1,282,000	2,766,000	2,555,000	4,902,000	4,730,000	1,872,104		1,872,104	2,017,000	1,977,000	3,720,000	3,871,000
General and administrative							4,550,339		4,563,122
Other operating expense (income), net	(9,000)	2,000	(6,000)	16,000	24,000	25,000				(16,000)	0	(1,000)	(36,000)
Amortization expense							293,176		293,176
Total operating expense	1,530,000	1,284,000	2,760,000	2,571,000	4,926,000	4,755,000	4,843,515	12,783	4,856,298	2,001,000	1,977,000	3,719,000	3,835,000
Income (loss) from operations	(577,000)	(190,000)	(562,000)	(172,000)	(120,000)	237,000	(4,843,515)		(4,856,298)	156,000	424,000	1,083,000	1,157,000
Rent								7,019
Lodging								2,065
Air Fare								1,228
Ground Transportation Expense								793
Meals & Entertainment								610
Cell Phone & Wireless Expense								600
Subscriptions, Periodicals								299
Internet and Web Hosting								89
Automobile Expense								80
OTHER INCOME (EXPENSE)
Impairment of investment	0	0	(394,000)	0				0		(394,000)	0
Interest income (expense), net	(272,000)	239,000	(344,000)	281,000	306,000	(160,000)	(427,024)		(427,024)	(344,000)	281,000	306,000	(159,000)
Decrease in fair value of derivative liabilities							539,467	0	539,467
Total other income (expense)	(272,000)	239,000	(738,000)	281,000	306,000	(160,000)	112,443		112,443	(738,000)	281,000	306,000	(159,000)
Income from continuing operations before income taxes	(849,000)	49,000	(1,300,000)	109,000	186,000	77,000				(582,000)	705,000	1,389,000	998,000
Income tax expense from continuing operations	(21,000)	0	(14,000)	7,000	20,000	20,000				(137,000)	244,000	205,000	319,000
Net income (loss) from continuing operations	(828,000)	49,000	(1,286,000)	102,000	166,000	57,000
DISCONTINUED OPERATIONS
Income from discontinued operations	18,000	45,000	76,000	127,000	56,000	455,000
Net income (loss)	(810,000)	94,000	(1,210,000)	229,000	222,000	512,000	(4,731,072)	(12,783)	(4,743,855)	(445,000)	461,000	1,184,000	679,000
Less: Net income (loss) attributable to noncontrolling interest	(96,000)	11,000	(81,000)	58,000	154,000	48,000				(81,000)	58,000	154,000	48,000
Net income (loss) attributable to common shareholders	(714,000)	83,000	(1,129,000)	171,000	68,000	464,000	(4,731,072)		(4,743,855)	(364,000)	403,000	1,030,000	631,000
Weighted average shares outstanding:
Basic	2,892,000	2,877,000	2,891,000	2,877,000	2,877	2,873
Diluted	2,892,000	2,877,000	2,891,000	2,877,000	2,877	2,873
Basic and diluted income per share
Continuing operations	$ (0.25)	$ 0.01	$ (0.42)	$ 0.02	$ 0	$ 0
Discontinued operations	$ 0	$ 0.02	$ 0.03	$ 0.04	$ 0.02	$ 0.16
Total	$ (0.25)	$ 0.03	$ (0.39)	$ 0.06	$ 0.02	$ 0.16
Comprehensive income
Net income	(810,000)	94,000	(1,210,000)	229,000	222,000	512,000	(4,731,072)	(12,783)	(4,743,855)	(445,000)	461,000	1,184,000	679,000
Other comprehensive loss					0	(5,000)
Comprehensive income					222,000	507,000
Members' equity (deficit), beginning of period							(12,783)	0
Members' deficit, end of period								(12,783)
Loss before provision for income taxes							(4,731,072)		(4,743,855)
Provision for income taxes							$ 0		$ 0